Regulatory Assets And Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Regulatory Assets And Liabilities [Abstract]
Regulatory Assets And Liabilities

3. REGULATORY ASSETS AND LIABILITIES

Recognition of regulatory assets and liabilities and the amortization periods over which they are expected to be recovered or refunded through rate regulation reflect the decisions of the PUCT. Components of the regulatory assets and liabilities are provided in the table below. Amounts not earning a return through rate regulation are noted.

	Remaining Rate Recovery/Amortization Period at March 31, 2012	Carrying Amount
		March 31, 2012	December 31, 2011
Regulatory assets:
Generation-related regulatory assets securitized by transition bonds (a)(f)	4 years	$502	$531
Employee retirement costs	8 years	99	103
Employee retirement costs to be reviewed (b)(c)	To be determined	81	74
Employee retirement liability (a)(c)(d)	To be determined	690	707
Self-insurance reserve (primarily storm recovery costs) — net	8 years	214	221
Self-insurance reserve to be reviewed (b)(c)	To be determined	65	71
Securities reacquisition costs (pre-industry restructure)	5 years	46	48
Securities reacquisition costs (post-industry restructure) — net	Terms of related debt	2	2
Recoverable amounts in lieu of deferred income taxes — net	Life of related asset or liability	97	104
Rate review expenses (a)	Largely 3 years	10	11
Rate review expenses to be reviewed (b)(c)	To be determined	1	1
Advanced meter customer education costs (c)	8 years	9	9
Deferred conventional meter depreciation	8 years	119	107
Energy efficiency performance bonus (a)	1 year	6	8
Under-recovered wholesale transmission service expense (a)(c)	1 year	34	—
Wholesale transmission settlement costs	Not applicable	—	9
Other regulatory assets	Not applicable	—	1

Total regulatory assets		1,975	2,007

Regulatory liabilities:
Nuclear decommissioning cost over-recovery (a)(c)(e)	Not applicable	269	225
Estimated net removal costs	Life of utility plant	146	115
Committed spending for demand-side management initiatives (a)	1 year	21	25
Deferred advanced metering system revenues	8 years	41	52
Investment tax credit and protected excess deferred taxes	Various	32	33
Over-collection of transition bond revenues (a)(f)	4 years	33	37
Over-recovered wholesale transmission service expense (a)(c)	1 year	—	13
Energy efficiency programs (a)	Not applicable	8	2

Total regulatory liabilities		550	502

Net regulatory asset		$1,425	$1,505

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Costs incurred since the period covered under the last rate review.
(c)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(d)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
(e)	Offset by an intercompany receivable from TCEH. See Note 9.
(f)	Bondco net regulatory assets of $409 million at March 31, 2012 consisted of $442 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $33 million. Bondco net regulatory assets of $427 million at December 31, 2011 consisted of $464 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $37 million.

5. REGULATORY ASSETS AND LIABILITIES

Recognition of regulatory assets and liabilities and the amortization periods over which they are expected to be recovered or refunded through rate regulation reflect the decisions of the PUCT. Components of the regulatory assets and liabilities are provided in the table below. Amounts not earning a return through rate regulation are noted.

	Remaining Rate Recovery/Amortization Period at December 31, 2011	Carrying Amount
		December 31, 2011	December 31, 2010
Regulatory assets:
Generation-related regulatory assets securitized by transition bonds (a)(f)	5 years	$531	$647
Employee retirement costs (g)	8 years	103	63
Employee retirement costs to be reviewed (b)(c)	To be determined	74	75
Employee retirement liability (a)(c)(d)	To be determined	707	910
Self-insurance reserve (primarily storm recovery costs) — net (g)	8 years	221	117
Self-insurance reserve to be reviewed (b)(c)	To be determined	71	135
Securities reacquisition costs (pre-industry restructure)	6 years	48	55
Securities reacquisition costs (post-industry restructure) — net	Terms of related debt	2	1
Recoverable amounts in lieu of deferred income taxes — net	Life of related asset or liability	104	117
Rate review expenses (a)	Largely 3 years	11	6
Rate review expenses to be reviewed (b)(c)	To be determined	1	4
Advanced meter customer education costs (c)	9 years	9	8
Deferred conventional meter depreciation	9 years	107	60
Energy efficiency performance bonus (a)	1 year	8	11
Under-recovered wholesale transmission service expense (a)(c)	1 year	—	8
Wholesale transmission settlement costs	Not applicable	9	—
Other regulatory assets	Not applicable	1	—

Total regulatory assets		2,007	2,217

Regulatory liabilities:
Nuclear decommissioning cost over-recovery (a)(c)(e)	Not applicable	225	206
Estimated net removal costs	Life of utility plant	115	28
Committed spending for demand-side management initiatives (a)	2 years	25	53
Deferred advanced metering system revenues	9 years	52	68
Investment tax credit and protected excess deferred taxes	Various	33	39
Over-collection of transition bond revenues (a)(f)	5 years	37	33
Over-recovered wholesale transmission service expense (a)(c)	1 year	13	—
Energy efficiency programs (a)	Not applicable	2	8

Total regulatory liabilities		502	435

Net regulatory asset		$1,505	$1,782

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Costs incurred since the period covered under the last rate review.
(c)	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(d)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
(e)	Offset by an intercompany receivable from TCEH. See Note 14.
(f)	Bondco net regulatory assets of $427 million at December 31, 2011 consist of $464 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $37 million. Bondco net regulatory assets of $516 million at December 31, 2010 consist of $549 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $33 million.
(g)	Amortization period effective January 1, 2012.

The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act enacted in March 2010 reduce, effective 2013, the amount of OPEB costs deductible for federal income tax purposes by the amount of the Medicare Part D subsidy received by the EFH Corp. OPEB plans in which we participate. Under income tax accounting rules, deferred tax assets related to accrued OPEB liabilities must be reduced immediately for the future effect of the legislation. Accordingly, in the first quarter of 2010, our assets in lieu of deferred tax assets were reduced by $42 million. All of this amount was recorded as a regulatory asset (before gross-up for liability in lieu of deferred income taxes) as the additional amounts due related to income taxes are expected to be recoverable in our future rates.

As a result of purchase accounting, in 2007 the carrying value of certain generation-related regulatory assets securitized by transition bonds, which have been reviewed and approved by the PUCT for recovery but without earning a rate of return, was reduced by $213 million. This amount will be accreted to other income over the recovery period remaining at October 10, 2007 (approximately nine years). On August 31, 2009, the PUCT issued a final order in our rate review filed in June 2008. The rate review included a determination of the recoverability of regulatory assets at December 31, 2007, including the recoverability period of those assets deemed allowable by the PUCT. The PUCT's findings included denial of recovery of certain regulatory assets primarily related to business restructuring costs and rate review expenses, which resulted in a $25 million charge ($16 million after tax) in the third quarter of 2009 reported as write off of regulatory assets.

In September 2008, the PUCT approved a settlement for us to recover our estimated future investment for advanced metering deployment. We began billing the advanced metering surcharge in the January 2009 billing month cycle. The surcharge is expected to total $1.023 billion over the 11-year recovery period and includes a cost recovery factor of $2.19 per month per residential retail customer and $2.39 to $5.15 per month for non-residential retail customers. We account for the difference between the surcharge billings for advanced metering facilities and the allowed revenues under the surcharge provisions, which are based on expenditures and an allowed return, as a regulatory asset or liability. Such differences arise principally as a result of timing of expenditures. As indicated in the table above, the regulatory liability at December 31, 2011 and 2010 totaled $52 million and $68 million, respectively.

In accordance with the PUCT's August 2009 order in our rate review, the remaining net book value and anticipated removal cost of existing conventional meters that are being replaced by advanced meters are being charged to depreciation and amortization expense over an 11-year cost recovery period.

See Note 14 for additional information regarding nuclear decommissioning cost recovery.